Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets

NOTE 7: INTANGIBLE ASSETS

The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licences, trademarks	Software	Total
Cost:
At 1 January 2017	1,040	39,655	1,084	13,337	202	55,318
Additions	—	—	—	—	—	—
Currency translation adjustments	(126)	(4,801)	—	—	3	(4,924)
Divestiture	—	—	—	—	(93)	(93)
At 31 December 2017	914	34,854	1,084	13,337	111	50,300
Additions	—	—	—	877	55	932
Currency translation adjustments	(31)	(1,177)	—	—	—	(1,208)
Divestiture	—	—	—	—	(2)	(2)
At 31 December 2018	883	33,677	1,084	14,214	164	50,022

Accumulated amortisation
At 1 January 2017	—	—	(279)	(5,373)	(100)	(5,752)
Amortisation charge	—	—	(66)	(7,964)	(7)	(8,038)
Divestiture	—	—	—	—	(3)	(3)
At 31 December 2017	—	—	(345)	(13,337)	(110)	(13,792)
Amortisation charge	—	—	(66)	(1)	(0)	(68)
Divestiture	—	—	—	—	2	2
Impairment (non-recurring loss)	—	—	—	—	—	—
At 31 December 2018	—	—	(411)	(13,338)	(109)	(13,858)

Net book value
Cost	914	34,854	1,084	13,337	111	50,300
Accumulated amortisation	—	—	(345)	(13,337)	(110)	(13,792)
At 31 December 2017	914	34,854	739	0	1	36,508

Cost	883	33,677	1,084	14,214	164	50,022
Accumulated amortisation	—	—	(411)	(13,338)	(109)	(13,858)
At 31 December 2018	883	33,677	673	876	55	36,163

The capitalised development costs relate to the development of C-Cathez. Since May 2012 and the CE marking of C-Cathez, the development costs of C-Cathez are capitalized and amortized over the estimate residual intellectual property protection as of the CE marking (ie. until 2029). No other development costs have been capitalised up till now. All other programs (ao. C-Cure, CYAD-01, CYAD-02, CYAD-101…) related development costs have been assessed as not being eligible for capitalisation and have therefore been recognised in the income statement as research and development expenses. Software is amortized over a period of 3 to 5 years.

Goodwill, In-process R&DPatents, Licenses and Trademarks relate to the following items:

•

Goodwill and In-process research and development resulted from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015. As of balance sheet date, Goodwill and In-Process Research and Development are not amortized but tested for impairment.

•

A licence, granted in August 2007 by Mayo Clinic (for an amount of €9.5 million) upon the Group’s inception and an extension to the licensed field of use, granted on 29 October 2010 for a total amount of €2.3 million. The licence and its extension were amortised straight line over a period of 20 years, in accordance with the license term. A €6.0 million impairment loss has been recognised on the remaining net book value in the year ended 31 December 2017.

•

Patents acquired upon the acquisition of CorQuest LLC in November 2014. The fair value of these intellectual rights was then determined to be €1.5 million. These patents were amortised over 18 years, corresponding to the remaining intellectual property protection filed for the first patent application in 2012. A €1.2 million impairment loss has been recognised on the remaining net book value in the year ended 31 December 2017.

•

Exclusive Agreement for Horizon Discovery’s shRNA Platform to develop next-generation allogenic CAR-T Therapies acquired for $1.0 million end of December 2018. This patent is amortised over the remaining period of 10 years, corresponding to the remaining intellectual property protection of 20 years, filed for the first patent application in 2008.

Impairment testing

Impairment testing is detailed below.

OnCyte, LLC goodwill and IPRD impairment test

Goodwill and In-process research and development (IPRD) exclusively relate to the acquisition of the former entity Oncyte LLC (meanwhile liquidated into Celyad SA) which was acquired in 2015. Management performs an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in notes 3. The impairment test has been performed at the level the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPRD belong. The recoverable amount has been calculated based on the fair value less costs to sell model, which requires the use of assumptions. The calculations use cash flow projections based on 12-year period business plan based on probability of success of CYAD-01 and CYAD-101 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-01 and CYAD-101. CGU recoverable value, determined accordingly, exceeds its carrying amount. Accordingly, no impairment loss was recognized neither on goodwill nor on the IPRD intangible assets at balance sheet date.

Management’s key assumptions about projected cash flows when determining fair value less costs to sell are as follows:

• Discount rate (WACC)	13.9%, in line with industry standards for biotechnological companies and WACC used by Equity Research companies following the Group

• Sales revenue growth in the Terminal Value	a decline of 25% of the estimated product revenue has been considered in the Terminal Value (for infinite extrapolation purposes)

• Probabilities of Success (PoS)	based on Clinical Development Success Rates observed for the period 2006-2015 determined by independent business intelligence consulting companies for hematologic and solid oncological diseases. Probability of our product candidates getting on the market used were in line with prior year and as follows:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	84%	6.4%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	13.90%	14.65%	15.40%
	-35%	-8%	-16%	-23%
	-30%	-5%	-13%	-20%
	-25%	Model Reference	-9%	-16%

Even at the lower terminal revenue growth and higher discount rate, the recoverable value of the CGU exceeded its carrying amount at balance sheet date.

C-Cure and Corquest impairment test

Pursuant to prior year’s strategic decision to focus all the efforts of the Group on the development of the immuno-oncology platform and the lack of strategic business development opportunities identified for the C-Cure (Mayo Licenses) and HeartXs (Corquest patents) technologies, these assets had been fully impaired as of 31 December 2017. CGU’s recoverable amounts being confirmed to be zero at current year-end, the 100% impairment allowance has been carried forward at balance sheet date.